RENEE M. HARDT ATTORNEY AT LAW +1 312 609 7616 rhardt@vedderprice.com	222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 312 609 7500 F: +1 312 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES

May 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”)

File Nos. 333-05265 and 811-07655

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information for the Driehaus Active Income Fund, the Driehaus Select Credit Fund and the Driehaus Event Driven Fund, and the form of Statement of Additional Information for the Driehaus Micro Cap Growth Fund, the Driehaus International Small Cap Growth Fund, the Driehaus Emerging Markets Growth Fund, the Driehaus Emerging Markets Small Cap Growth Fund and the Driehaus Frontier Emerging Markets Fund, all dated April 30, 2016, as filed on April 26, 2016 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser